UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon Asset Management LLC
Address: 477 Madison Avenue
         8th Floor
         New York, NY  10022

13F File Number:  028-06072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aaron Goldberg
Title:     Chief Financial Officer
Phone:     212-303-9475

Signature, Place, and Date of Signing:

     Aaron Goldberg     New York, NY     February 11, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     5719


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE






                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
BCE INC                     OPTION              05534B900        0        6     X    SOLE                        6
ROHM & HAAS CO              OPTION              775371907       80      249     X    SOLE                      249
GENERAL FINANCE CORP        COMMON              369822101       12     7351 X        SOLE                     7351
GOLDEN POND HEALTHCARE INC  COMMON              38116J109       94    13044 X        SOLE                    13044
HICKS ACQUISITION CO I INC  COMMON              429086309      155    16896 X        SOLE                    16896
LIBERTY ACQUISITION HLDGS COCOMMON              53015Y107      345    41595 X        SOLE                    41595
LIBERTY MEDIA CORP NEW      COMMON              53071M500       10      552 X        SOLE                      552
NORTHWESTERN CORP           COMMON              668074305       33     1422 X        SOLE                     1422
NRDC ACQUISITION CORP       COMMON              62941R102      161    17553 X        SOLE                    17553
NTR ACQUISITION CO          COMMON              629415100      165    16612 X        SOLE                    16612
ROHM & HAAS CO              COMMON              775371107     1025    16596 X        SOLE                    16596
SP ACQUISITION HOLDINGS INC COMMON              78470A104      129    14097 X        SOLE                    14097
GHL ACQUISITION CORP        COMMON              36172H108       97    10768 X        SOLE                    10768
TREMISIS ENERGY ACQ CORP II COMMON              89472N101       82    11312 X        SOLE                    11312
UST INC                     COMMON              902911106     3133    45154 X        SOLE                    45154
GRACE W R & CO              COMMON              38388F108       74    12322 X        SOLE                    12322
GRACE W R & CO              OPTION              775371957       55      162     X    SOLE                      162
GRACE W R & CO              OPTION              775371957        7       32     X    SOLE                       32
SPDR TR                     OPTION              78462F953       13       11     X    SOLE                       11
GOLDEN POND HEALTHCARE INC  WARRANT             38116J117        1    16971 X        SOLE                    16971
LIBERTY ACQUISITION HLDGS COWARRANT             53015Y115       16    41024 X        SOLE                    41024
NRDC ACQUISITION CORP       WARRANT             62941r110        6    27611 X        SOLE                    27611
SP ACQUISITION HOLDINGS INC WARRANT             78470A112        4    22124 X        SOLE                    22124
TREMISIS ENERGY ACQ CORP II WARRANT             89472N119        1    14713 X        SOLE                    14713
SPORTS PPTYS ACQUISITION CORWARRANT             84920F115        3    31595 X        SOLE                    31595
TRIAN ACQUISITION I CORP    WARRANT             89582E116       18    77435 X        SOLE                    77435